Investment and Return - Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents if different from statement of financial position [abstract]
Cash and cash equivalents per balance sheet	€ 3,230	€ 3,317
Less: bank overdrafts	(140)	(167)
Add: cash and cash equivalents included in assets held for sale		19
Cash and cash equivalents per cash flow statement	€ 3,090	€ 3,169	€ 3,198	€ 2,128